Condensed Statement of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 7,875
Direct cost of revenue
Gross Margin	7,875
Operating Expenses
General and administrative	20,906	5,115	4,515	7,194
Depreciation and amortization
Research and development
Total Operating Expenses	20,906	5,115	4,515	7,194
Profit (Loss) from Operations	(13,031)	(5,115)	(4,515)	(7,194)
Other Income (Expense)
Interest
Other
Total Other Income (Expense)
Net Profit (Loss) Before Taxes	(13,031)	(5,115)	(4,515)	(7,194)
Income Tax (Provision) Benefit
Net Profit (Loss)	$ (13,031)	$ (5,115)	$ (4,515)	$ (7,194)
(Loss) per Common Share - Basic	$ (0.02)	$ (0.01)	$ 0.00	$ 0.00
(Loss) per Common Share - Dilutive	$ (0.02)	$ (0.01)	$ 0.00	$ 0.00
Weighted Average Shares Outstanding:
Basic	724,943	626,989	626,989	239,195,803
Dilutive	724,943	626,989	626,989	239,195,803